UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4052

CitiFunds Trust III

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
c/o Citigroup Asset Management
300 First Stamford Place, 4th Floor
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010

Date of fiscal year end: August 31
Date of reporting period: May 31, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

CITIFUNDS TRUST III

CITI NEW YORK TAX FREE RESERVES

FORM N-Q
MAY 31, 2005

CITI NEW YORK TAX FREE RESERVES

Schedule of Investments (unaudited)	May 31, 2005

FACE
AMOUNT	RATING‡	SECURITY	VALUE

Education — 3.5%
		New York State Dormitory Authority, Revenue:
$ 11,435,000	A-1+	Columbia University, Series A-2, 1.600% due 6/1/05 (a)	$11,435,000
10,470,000	A-1+	Education, Series D, 4.000% due 3/15/06	10,599,312
2,000,000	A-1+	Municipal Securities Trust Recipients, SGA 132, Credit Enhanced by
		Societe Generale, 2.970% due 6/1/05 (a)	2,000,000
8,405,000	A-1+	New York Public Library, Series B, MBIA-Insured, 2.920% due 6/1/05 (a)	8,405,000
3,475,000	A-1+	University of Puerto Rico Revenue, Municipal Trust Recipients,
		Series SG-21, 2.960% due 6/1/05	3,475,000

		Total Education	35,914,312

Electric — 5.8%
		Long Island Power Authority of New York, Electric System Revenue:
26,100,000	A-1+	2.700% due 8/9/05	26,100,000
19,315,000	A-1+	MBIA-Insured, Sub-Series 7-A, 2.870% due 6/1/05 (a)	19,315,000
1,400,000	A-1+	MBIA-Insured, Sub-Series 7-B, 2.920% due 6/1/05 (a)	1,400,000
		Puerto Rico, Electric Power Authority Revenue:
6,300,000	A-1+	Municipal Securities Trust Recipients, Series SGA 43, MBIA-Insured,
		2.940% due 6/1/05 (a)	6,300,000
6,995,000	A-1+	Putters, Series 266, FSA-Insured, 2.980% due 6/2/05 (a)	6,995,000

		Total Electric	60,110,000

Finance — 6.4%
		Nassau County, NY, Interim Finance Authority:
10,880,000	A-1+	FSA-Insured, Secured Series A, 2.900% due 6/1/05 (a)	10,880,000
4,675,000	A-1+	FSA-Insured, Secured Series B, 2.900% due 6/1/05 (a)	4,675,000
		New York City, NY, Transitional Finance Authority:
650,000	A-1+	Future Tax, Secured Sub-Series C2, SPA-Landesbank Hessen, 2.920%
		due 6/1/05 (a)	650,000
8,555,000	A-1	Putters, Series 305, AMBAC-Insured, 2.990% due 6/2/05 (a)	8,555,000
37,200,000	A-1+	Sub-Series 2-D, Credit Enhanced by Lloyds TSB Bank, 2.940%
		due 6/1/05 (a)	37,200,000
4,665,000	A-1	Puerto Rico Public Finance Corp., Series PA-579, AMBAC-Insured, 2.960%
		due 6/2/05 (a)	4,665,000

		Total Finance	66,625,000

General Obligation — 15.6%
27,025,000	NR	Chenango Valley, NY, Central School District, BAN, State Aid Withholding,
		3.000% due 6/24/05	27,045,912
3,000,000	NR	Farmingdale, NY, Union Free School District, TAN, State Aid Withholding,
		3.000% due 6/29/05	3,003,330
19,754,000	NR	Guilderland, NY, Central School District, BAN, State Aid Withholding,
		4.000% due 5/25/06	19,970,614
2,000,000	NR	Huntington, NY, Union Free School District, TAN, State Aid Withholding,
		3.000% due 6/29/05	2,002,289
21,240,253	MIG1(c)	Ithaca City, NY, BAN, 3.000% due 1/17/06	21,344,994
		New York City, NY:
		Municipal Securities Trust Recipients, AMBAC-Insured:
7,175,000	A-1+	SGB 35, 2.970% due 6/2/05 (a)	7,175,000
2,000,000	A-1+	SGB 36, 2.970% due 6/2/05 (a)	2,000,000
9,010,000	A-1+	Series F-5, LOC-Bayerische Landesbank, 2.940% due 6/1/05 (a)	9,010,000
21,300,000	A-1+	New York State, Environmental Quality, Series G, LOC-Westdeutsche
		Landesbank, 1.750% due 6/1/05 (a)	21,300,000
5,950,000	NR	North Syracuse, NY Central School District Revenue, TAN, State Aid
		Withholding, 3.000% due 6/24/05	5,954,604

See Notes to Schedule of Investments.

CITI NEW YORK TAX FREE RESERVES

Schedule of Investments (unaudited) (continued)	May 31, 2005

FACE
AMOUNT	RATING‡	SECURITY	VALUE

General Obligation (continued)
$ 14,500,000	MIG1(c)	Northport-East Northport, NY, Union Free School District, TAN, State Aid
		Withholding, 3.000% due 6/30/05	$14,517,881
12,900,000	MIG1(c)	Oceanside, NY, Union Free School District, TAN, State Aid Withholding,
		3.000% due 6/23/05	12,910,713
6,739,000	SP-1+	Oneida County, NY, BAN, 4.000% due 4/21/06	6,814,074
8,385,000	A-1	Puerto Rico Commonwealth, PA-944, MBIA-Insured, SPA-Merrill Lynch
		Capital Services Inc., 2.960% due 6/2/05 (a)	8,385,000

		Total General Obligation	161,434,411

Housing: Multi Family — 7.8%

		New York City, NY, Housing Development Corp. MFH Rent Revenue:
500,000	A-1+	Columbus Green, Series A, 2.920% due 6/1/05 (a)	500,000
4,000,000	A-1+	Tribeca FNMA-Collateralized, Series A, 2.970% due 6/1/05 (a)	4,000,000
1,900,000	A-1+	New York City, NY, Housing Development Corp. Mortgage Revenue,
		Multifamily, Columbus Apartments, Series A, 2.920% due 6/1/05 (a)	1,900,000
		New York City, NY, Housing Development Corp. Multifamily Revenue:
11,000,000	A-1+	155 West 21st Street, Series A, LOC-Bank of New York, 3.030%
		due 6/1/05 (a)(b)	11,000,000
8,550,000	A-1+	1904 Vyse Avenue Apartments, Series A, LOC-HSBC Bank USA, 2.940%
		due 6/1/05 (a)(b)	8,550,000
20,000,000	A-1+	Atlantic Court Apartments, Series A, LOC-HSBC Bank USA, 3.000%
		due 6/1/05 (a)(b)	20,000,000
10,000,000	A-1+	First Avenue Development, Series A, Credit Enhanced by Federal
		National Mortgage Association, 3.000% due 6/1/05 (a)	10,000,000
10,500,000	A-1+	Related Upper, Series A, LOC-Landesbank Baden, 2.980% due 6/1/05 (a)(b)	10,500,000
14,000,000	A-1+	West 48th Street Development, Series A, Credit Enhanced by Federal
		National Mortgage Association, 3.000% due 6/1/05 (a)(b)	14,000,000

		Total Housing: Multi Family	80,450,000

Housing: Single Family — 13.5%
		New York State Housing Finance Agency, Revenue:
10,000,000	VMIG1(c)	20 River Terrace Housing, Series A, Remarketed 5/27/04, 2.950% due 6/1/05 (a)	10,000,000
9,000,000	A-1+	240 East 39th Street Housing, Remarketed 12/1/00, 3.000% due 6/1/05 (a)(b)	9,000,000
13,400,000	VMIG1(c)	750 6th Avenue, Series A, Remarketed 1/30/01, Credit Enhanced by FNMA, 2.980%
		due 6/1/05 (a)(b)	13,400,000
27,600,000	VMIG1(c)	900 8th Avenue Housing, Series A, LOC-Keybank NA, 2.970% due 6/1/05 (a)(b)	27,600,000
		East 39th Street Housing, Series A, Remarketed 11/1/01, Credit Enhanced by FNMA:
27,800,000	VMIG1(c)	2.980% due 6/1/05 (a)(b)	27,800,000
2,300,000	VMIG1(c)	2.980% due 6/1/05 (a)(b)	2,300,000
2,600,000	VMIG1(c)	Housing, Series A, Remarketed 8/2/99, 2.970% due 6/1/05 (a)(b)	2,600,000
4,700,000	A-1+	Normandie Court I Project, LOC-Landesbank Hessen, 2.920% due 6/1/05 (a)	4,700,000
25,500,000	VMIG1(c)	Victory Housing, Series 2004-A, Credit Enhanced by FNMA, 2.980%
		due 6/1/05 (a)(b)	25,500,000
		New York State Housing Finance Agency, Service Contract Revenue, Refunding:
6,000,000	A-1+	Series G, LOC-Westlb AG, 2.950% due 6/1/05 (a)	6,000,000
10,800,000	A-1+	Series I, LOC-Landesbank Hessen, 2.950% due 6/1/05 (a)	10,800,000

		Total Housing: Single Family	139,700,000

Industrial Development — 12.9%
500,000	VMIG1(c)	Babylon, NY, IDA Revenue, J. D'Addario & Co., Inc. Project, LOC-Fleet
		Bank NA, 3.000% due 6/1/05 (a)(b)	500,000

See Notes to Schedule of Investments.

CITI NEW YORK TAX FREE RESERVES

Schedule of Investments (unaudited) (continued)	May 31, 2005

FACE
AMOUNT	RATING‡	SECURITY	VALUE

Industrial Development (continued)
$ 5,050,000	A-1+	Hempstead, NY, IDA Revenue, Refunding, Trigen Nassau Energy,
		LOC-Societe Generale, 2.980% due 6/1/05 (a)(b)	$5,050,000
		Jay Street Development Corp., Certificates Facilities Lease Revenue,
		New York City, Series A-2, LOC-Depfa Bank PLC:
25,580,000	A-1+	2.890% due 6/1/05 (a)	25,580,000
10,480,000	A-1+	2.930% due 6/1/05 (a)	10,480,000
13,400,000	VMIG1(c)	Liberty, NY, Development Corp. Revenue, 377 Greenwich LLC,
		LOC-Wells Fargo Bank NA, 2.930% due 6/2/05 (a)	13,400,000
16,000,000	VMIG1(c)	Monroe County, NY, IDA Revenue, Margaret Woodbury Strong,
		LOC-JP Morgan Chase Bank, 2.910% due 6/2/05 (a)	16,000,000
		New York City, NY, IDA Revenue:
8,850,000	A-1+	Civic Facilities Revenue, Lycee Francais Development NY Project,
		Series B, LOC-JP Morgan Chase Bank, 2.940% due 6/1/05 (a)	8,850,000
		Liberty 1, Bryant Park LLC, LOC-Bank of America NA, Bank of
		New York, GIC-Bayerische Landesbank:
21,000,000	A-1+	Series A, 3.000% due 6/1/05 (a)	21,000,000
20,350,000	A-1+	Series B, 2.970% due 6/1/05 (a)	20,350,000
3,170,000	VMIG1(c)	New York State Urban Development Corp. Revenue, Merlots, Series N,
		SPA-First Union National Bank, 2.990% due 1/1/29	3,170,000
4,200,000	A-1+	Rockland County, NY, IDA, IDR, Intercos America Inc. Project, LOC-HSBC
		Bank USA, 3.050% due 6/2/05 (a)(b)	4,200,000
		Suffolk County, NY, IDA, IDR, Spellman/Merrill, Realty:
3,230,000	A-1+	Series A, LOC-HSBC Bank USA, 3.050% due 6/2/05 (a)(b)	3,230,000
1,255,000	A-1+	Series B, LOC-HSBC Bank USA, 3.050% due 6/2/05 (a)(b)	1,255,000

		Total Industrial Development	133,065,000

Life Care Systems — 3.2%
13,815,000	A-1+	Nassau Health Care Corp. New York Revenue, Subordinated, Series 2004,
		Class 2, FSA-Insured, 2.870% due 6/2/05 (a)	13,815,000
		New York State Dormitory Authority Revenue:
10,000,000	A-1+	Mental Health Facilities Improvement, Series 2A, FSA-Insured, 2.910%
		due 6/2/05 (a)	10,000,000
5,800,000	A-1+	Mental Health Services, Subordinated Series D-2C, MBIA-Insured,
		2.950% due 6/2/05 (a)	5,800,000
3,900,000	A-1+	Municipal Securities Trust Recipients, CMC1B, LIQ FAC-Chase
		Manhattan Bank, 3.030% due 6/1/05 (a)	3,900,000

		Total Life Care Systems	33,515,000

Miscellaneous — 13.4%
		ABN-AMRO Munitops Certificates Trust:
21,402,000	VMIG1(c)	Series 1999-03, 2.970% due 6/8/05 (a)	21,402,000
7,561,000	VMIG1(c)	Series 1999-13, 2.950% due 6/8/05 (a)	7,561,000
27,565,000	VMIG1(c)	Series 2000-07, 2.950% due 6/8/05 (a)	27,565,000
3,030,000	VMIG1(c)	Series 2000-19, 2.970% due 6/8/05 (a)	3,030,000
4,400,000	A-1+	Capital District Regional Off Track Betting Corp. New York, Series A,
		LOC-Fleet National Bank, 2.910% due 6/2/05 (a)	4,400,000
		New York State Dormitory Authority Revenue:
10,000,000	NR	Merlots, Series G, 2.990% due 5/15/29	10,000,000
5,000,000	A-1	Series PA-449, 2.980% due 1/15/23	5,000,000
		New York State Local Government Assistance Corp.:
		Refunding:
10,000,000	A-1	Series A-5V, FSA-Insured, 2.890% due 6/1/05 (a)	10,000,000
20,000,000	A-1+	Series A-6V, FSA-Insured, 2.890% due 6/1/05 (a)	20,000,000
11,500,000	A-1+	Series A, LOC-Bayerische Landesbank, 2.920% due 6/1/05 (a)	11,500,000
1,313,000	A-1+	Series B, LOC-Bank of Nova Scotia, 2.890% due 6/1/05 (a)	1,313,000
11,095,000	A-1	Puerto Rico Commonwealth, Series PA-943, Credit Enhanced by Merill
		Lynch, 2.960% due 6/2/05	11,095,000

See Notes to Schedule of Investments.

CITI NEW YORK TAX FREE RESERVES

Schedule of Investments (unaudited) (continued)	May 31, 2005

FACE
AMOUNT	RATING‡	SECURITY	VALUE

Miscellaneous (continued)
$ 6,300,000	A-1	Virgin Islands Public Finance Authority Revenue, PA-1233, FSA-Insured,
		2.980% due 6/2/05 (a)	$6,300,000

		Total Miscellaneous	139,166,000

Pollution Control — 0.7%
7,300,000	A-1+	New York City, NY, IDA, Solid Waste Fac. Revenue, USA Waste Services
		New York City Project, LOC-JP Morgan Chase Bank, 2.950% due 6/2/05 (a)(b)	7,300,000

Transportation — 15.4%
		Metropolitan Transportation Authority of New York Revenue:
10,000,000	A-1+	2.370% due 6/2/05 (a)	10,000,000
28,000,000	A-1+	Dedicated Tax, Series B, FSA-Insured, 2.930% due 6/2/05 (a)	28,000,000
6,885,000	A-1+	Putters, Series 267, MBIA-Insured, 2.990% due 6/2/05 (a)	6,885,000
10,000,000	A-1+	Refunding, Series D-2, FSA-Insured, 2.930% due 6/2/05 (a)	10,000,000
14,000,000	A-1	Series PA-1036, 2.990% due 6/2/05 (a)	14,000,000
11,495,000	A-1+	New York State Thruway Authority, Service Contract Revenue, Putters,
		Series 145, 2.990% due 6/2/05 (a)	11,495,000
		Puerto Rico Commonwealth Highway & Transportation Authority Revenue:
800,000	A-1+	Series A, AMBAC-Insured, 2.900% due 6/1/05 (a)	800,000
7,760,000	A-1	Series PA-331, AMBAC-Insured, 2.960% due 6/2/05 (a)	7,760,000
		Triborough Bridge & Tunnel Authority, New York Revenue:
58,800,000	A-1+	General Series A, SPA-Dexia Credit Local, 2.960% due 6/1/05 (a)	58,800,000
11,520,000	A-1+	Putters, Series 304, MBIA-Insured, 2.990% due 6/2/05 (a)	11,520,000

		Total Transportation	159,260,000

Water & Sewer — 1.4%
10,660,000	A-1	New York City, NY, Municipal Water Finance Authority Water & Sewer
		System Revenue, Series PA-1021, AMBAC-Insured, TCRS, 2.980%
		due 6/2/05 (a)	10,660,000
4,000,000	A-1	Puerto Rico Commonwealth, Infrastructure Financing Authority, Series
		PA-498, AMBAC-Insured, 2.960% due 6/2/05 (a)	4,000,000

		Total Water & Sewer	14,660,000

		TOTAL INVESTMENTS — 99.6% (Cost — $1,031,199,723#)	1,031,199,723
		Other Assets In Excess of Liabilities — 0.4%	3,993,732

		TOTAL NET ASSETS — 100.0%	$1,035,193,455

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise footnoted.
(a)	Variable rate demand obligation payable at par on demand at any time on no more than seven days notice. The coupon rate listed represents the current rate at period end. The due dates on these securities reflect the next interest rate reset date or, when applicable, the maturity date.
(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).
(c)	Rating by Moody’s Investors Service.
#	Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
AMBAC	- Ambac Assurance Corporation
BAN	- Bond Anticipation Notes
FNMA	- Federal National Mortgage Association
FSA	- Financial Security Assurance
GIC	- Guaranteed Investment Contract
IDA	- Industrial Development Authority
IDR	- Industrial Development Revenue
LOC	- Letter of Credit
MBIA	- Municipal Bond Investors Assurance Corporation
MFH	- Multi-Family Housing
SPA	- Standby Bond Purchase Agreement
TAN	- Tax Anticipation Notes
TCRS	- Transferable Custodial Receipts

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Citi New York Tax Free Reserves (the “Fund”), is a separate non-diversified series of CitiFunds Trust III (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are the significant accounting policies consistently followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a)  Investment Valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Funds’ use of amortized cost is subject to their compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

(b)  Security Transactions. Security Transactions are accounted for on a trade date basis.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CitiFunds Trust III

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	July 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	July 29, 2005

By	/s/ Frances M. Guggino

Frances M. Guggino
Chief Financial Officer

Date:	July 29, 2005